Insurance Contract Liabilities and Investment Contract Liabilities - Insurance Contract and Other Policy Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	$ 140,418	$ 147,811
Insurance contract liabilities before other policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	131,400	139,671
Individual participating life
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	44,662	47,197
Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	38,152	42,034
Group life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	17,320	17,313
Individual annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	11,482	14,288
Group annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	19,784	18,839
Other policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	9,018	8,140
Canada
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	84,451	87,484
Canada | Insurance contract liabilities before other policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	80,868	83,925
Canada | Individual participating life
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	27,394	28,205
Canada | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	13,681	15,735
Canada | Group life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	11,693	11,682
Canada | Individual annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	8,384	9,538
Canada | Group annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	19,716	18,765
Canada | Other policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	3,583	3,559
U.S.
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	25,973	26,794
U.S. | Insurance contract liabilities before other policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	23,486	24,947
U.S. | Individual participating life
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	5,060	5,150
U.S. | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	12,808	14,196
U.S. | Group life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	5,599	5,580
U.S. | Individual annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	18	16
U.S. | Group annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	1	5
U.S. | Other policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	2,487	1,847
Asia
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	25,779	27,387
Asia | Insurance contract liabilities before other policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	23,077	24,864
Asia | Individual participating life
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	11,574	12,982
Asia | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	11,397	11,774
Asia | Group life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	33	34
Asia | Individual annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	6	5
Asia | Group annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	67	69
Asia | Other policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	2,702	2,523
Corporate
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	4,215	6,146
Corporate | Insurance contract liabilities before other policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	3,969	5,935
Corporate | Individual participating life
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	634	860
Corporate | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	266	329
Corporate | Group life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	(5)	17
Corporate | Individual annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	3,074	4,729
Corporate | Group annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	0	0
Corporate | Other policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	246	211
United Kingdom | Corporate | Individual participating life
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	563	771
United Kingdom | Corporate | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	154	207
United Kingdom | Corporate | Individual annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	2,918	4,546
United Kingdom | Corporate | Other policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	$ 200	$ 164